CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Current assets:
Cash and cash equivalents	$ 15,192	$ 8,078
Time deposits maturing over three months	2,190	5,422
Time deposits maturing over twelve months - current portion	3,129
Marketable securities (note 3)	17,282	16,327
Accounts receivable, less allowances for doubtful accounts of $1,252 and $270 at March 31, 2017 and 2018, respectively	15,912	13,159
Inventories (note 4)	12,933	10,688
Prepaid expenses and other current assets (note 5)	2,267	2,419
Total current assets	68,905	56,093
Property, plant and equipment, net (note 6)	31,494	31,992
Time deposits maturing over twelve months		2,902
Goodwill (note 2)
Total assets	100,399	90,987
Current liabilities:
Accounts payable	8,596	5,152
Accrued payroll and employee benefits	5,566	4,643
Customer deposits	1,707	2,152
Other accrued liabilities (note 7)	1,873	1,474
Income taxes payable	603	476
Total current liabilities	18,345	13,897
Deferred income tax liabilities (note 8)	775	889
Total liabilities	19,120	14,786
Commitments and contingencies (note 9)
Shareholders' equity:
Common shares nil par value; authorized 30,000,000 shares; 17,031,810 shares issued as of March 31, 2017 and 2018; 15,885,239 shares outstanding as of March 31, 2017 and 2018	53,063	53,063
Treasury stock at cost; 1,146,571 and 1,146,571 shares as of March 31, 2017 and 2018 (note 12)	(2,821)	(2,821)
Additional paid-in capital	8,005	8,005
Accumulated other comprehensive income	5,316	5,316
Retained earnings	17,716	12,638
Total shareholders' equity	81,279	76,201
Total liabilities and shareholders' equity	$ 100,399	$ 90,987